Income Taxes (Reconciliation Of Statutory Federal Income Tax Amount) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Income before federal income taxes	$ 72,754				$ 26,869					$ 98,199	$ 108,332	$ 47,403
Expected income tax at statutory rate										34,370	37,916	16,591
State income taxes										1,493	4,227	2,378
Other differences										292	(146)	(111)
Changes in valuation allowance										(9,792)	(42,087)	(18,818)
Total income tax expense (benefit) provision recorded for continuing operations	$ 28,195	$ 10,849	$ 15,514	$ 0	$ 0	$ (91)	$ 0	$ 1	$ 0	$ 26,363	$ (90)	$ 40